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Initial & Service Class Prospectus | MainStay VP MacKay Small Cap Core Portfolio
MainStay VP MacKay Small Cap Core Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Small Cap Core Portfolio

(the “Portfolio”)

Supplement dated December 13, 2019 (“Supplement”) to the Summary Prospectus and Prospectuses,
each dated May 1, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectuses.

The following changes are effective January 31, 2020:

1.	The table and footnotes in the “Fees and Expenses of the Portfolio” section of the Summary Prospectus and Prospectuses are deleted in their entirety and replaced with the following:

Annual Portfolio Operating Expenses (fees paid directly from your investment)
Annual Fund Operating Expenses - Initial & Service Class Prospectus - MainStay VP MacKay Small Cap Core Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio’s average daily net assets)	[1]	0.80%	0.80%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.83%	1.08%
Waiver / Reimbursement	[2]	(0.09%)	(0.09%)
Total Annual Portfolio Operating Expenses After Waivers / Reimbursements	[2]	0.74%	0.99%
[1]	Restated to reflect current management fees. The management fee is as follows: 0.80% on assets up to $1 billion; 0.775% on assets from $1 billion to $2 billion; and 0.75% on assets over $2 billion.
[2]	Restated to reflect current expense limitation arrangement. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares do not exceed 0.74% of average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points to Service Class shares. This agreement will remain in effect until May 1, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

2.	The table in the “Example” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Expense Example - Initial & Service Class Prospectus - MainStay VP MacKay Small Cap Core Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Initial Class	76	256	452	1,017
Service Class	101	335	587	1,309

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.